ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES (Details Narrative)	Sep. 30, 2021 USD ($)
ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES
Advances from related party	$ 171,532
Accrued payroll	$ 2,481